13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:    178,592

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 12/31/11

                                                                                        INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/     DISCRETION   OTHER      VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
 ABB ltd. Sp ADR              SPONSORED ADR    000375204      1,968    104,500  SH                           63,400       41,100
 Abbot Laboratories           COM              002824100      2,845     50,600  SH                           30,700       19,900
 Agilent Technologies, Inc    COM              00846U101      2,167     62,050  SH                           37,650       24,400
 American Tower Corp CL       COM              029912201      1,809     30,150  SH                           18,300       11,850
 Apple Inc                    COM              037833100     10,247     25,300  SH                           15,400        9,900
 ASML Holding NV NY Reg       SPONSORED ADR    N07059186      2,012     48,150  SH                           18,850       29,300
 AutoZone Inc                 COM              053332102      5,177     15,930  SH                            9,700        6,230
 Becton Dickinson & Co        COM              075887109      2,952     39,510  SH                           24,000       15,510
 Biogen IDEC Inc              COM              449370105      3,257     29,600  SH                           17,950       11,650
 CBS Corp Cl B                COM              124857202      4,550    167,650  SH                           101,750      65,900
 Citrix Systems Inc           COM              177376100      2,738     45,100  SH                           27,400       17,700
 Cognizant Technology
  Solutions Cl A              COM              192446102      2,556     39,750  SH                           24,250       15,500
 CONSOL Energy Inc            COM              20854P109      2,485     67,700  SH                           41,150       26,550
 CVS Caremark Corporation     COM              126650BE9      1,994     48,900  SH                           29,700       19,200
 Danaher Corp.                COM              235851102      1,803     38,350  SH                           23,300       15,050
 Deere & Co                   COM              244199105      3,566     46,100  SH                           28,000       18,100
 Dell Inc                     COM              24702R101      1,785    122,000  SH                           74,100       47,900
 Dollar Tree Inc              COM              256746108      3,761     45,250  SH                           27,450       17,800
 Eastman Chem Co              COM              277432100      2,840     72,700  SH                           44,300       28,400
 EMC Corp MA                  COM              268648102      2,484    115,350  SH                           70,100       45,250
 Exxon Mobil Corp             COM              30231G102      8,518    100,500  SH                           61,000       39,500
 General Electric Co          COM              369604103      2,655    148,250  SH                           90,100       58,150
 Geniune Parts Co.            COM              372460105      2,090     34,150  SH                           20,750       13,400
 Google Inc Cl A              COM              38259P508      5,232      8,100  SH                            4,900        3,200
 Halliburton Co               COM              406216101      4,780    138,500  SH                           84,100       54,400
 Home Depot, Inc.             COM              437076102      2,148     51,100  SH                           31,050       20,050
 Intel Corp                   COM              458140100      4,794    197,700  SH                          120,100       77,600
 International Business
  Machines                    COM              459200101      6,206     33,750  SH                           20,500       13,250
 Intuitive Surgical Inc       COM              46120e602      2,894      6,250  SH                            3,800        2,450
 Joy Global inc.              COM              481165108      1,563     20,850  SH                           12,650        8,200
 Kimberly Clark Corp          COM              494368103      2,906     39,500  SH                           24,000       15,500
 KLA-Tencor Corp.             COM              482480100      1,928     39,950  SH                           24,200       15,750
 Kraft Foods Inc Cl A         COM              50075N104      3,075     82,300  SH                           49,950       32,350
 Las Vegas Sands Corp         COM              517934107      1,842     43,100  SH                           26,150       16,950
 Lauder Estee Cos Inc Cl A    COM              518439104      6,194     55,150  SH                           33,450       21,700
 Macys Inc                    COM              55616p104      4,296    133,500  SH                           81,200       52,300
 Master Card Inc Cl A         COM              57636Q104      2,256      6,050  SH                            3,700        2,350
 Microsoft Corp               COM              594918104      5,418    208,700  SH                          126,800       81,900
 Monsanto Co.                 COM              608554101      2,116     30,200  SH                           18,350       11,850
 Occidential Petroleum Co     COM              674599106      3,008     32,100  SH                           19,450       12,650
 Oracle Corp.                 COM              68389X105      2,918    113,750  SH                           69,050       44,700
 Paychex Inc                  COM              704326107      1,910     63,450  SH                           38,500       24,950
 Public Storage               COM              74460D109      3,106     23,100  SH                           14,050        9,050
 Philip Morris Intl Inc       COM              718172109      4,650     59,249  SH                           35,949       23,300
 Qualcomm Inc                 COM              747525103      4,701     85,950  SH                           52,350       33,600
 Scripps Networks
  Interactive Inc Cl A        COM              811065101      1,750     41,250  SH                           25,000       16,250
 Smucker J M Co               COM              832696405      1,903     24,350  SH                           14,800        9,550
 Starwood Hotels & Resorts
  Worldwide                   COM              85590A203      2,291     47,750  SH                           29,050       18,700
 State Street Corp.           COM              857477103      1,880     46,650  SH                           28,350       18,300
 Stryker Corp                 COM              863667101      2,461     49,500  SH                           30,100       19,400
 Sysco Corp.                  COM              871829107      1,732     59,050  SH                           35,850       23,200
 Travelers Companies Inc      COM              89417E109      1,938     32,750  SH                           19,850       12,900
 Union Pacific Corp           COM              907818108      3,877     36,600  SH                           22,200       14,400
 United Technologies Corp     COM              984332106      2,544     34,800  SH                           21,150       13,650
 UnitedHealth Group Inc       COM              91324P102      4,016     79,250  SH                           48,200       31,050
                                                            178,592